Document and Entity Information	Sep. 13, 2022
Document and Entity Information
Document Type	8-K
Document Period End Date	Sep. 13, 2022
Entity File Number	001-38373
Entity Registrant Name	TRANSOCEAN LTD
Entity Incorporation, State or Country Code	V8
Entity Tax Identification Number	98-0599916
Entity Address, Address Line One	Turmstrasse 30
Entity Address, City or Town	Steinhausen
Entity Address, Postal Zip Code	CH-6312
Entity Address, Country	CH
City Area Code	+41 (41)
Local Phone Number	749-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001451505
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Shares
Document and Entity Information
Title of 12(b) Security	Shares
Trading Symbol	RIG
Security Exchange Name	NYSE
0.50% Exchangeable Bonds due January 2023
Document and Entity Information
Title of 12(b) Security	0.50% Exchangeable Senior Bonds due 2023
Trading Symbol	RIG/23
Security Exchange Name	NYSE